ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

January 9, 2020

VIA EDGAR

Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: ALPS Variable Investment Trust

Morningstar Growth ETF Asset Allocation Portfolio (the “Portfolio”)

(File Nos. 333-139186 and 811-21987)

Dear Sir or Madam,

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated December 18, 2019, to the prospectus, dated April 30, 2019 with respect to the Portfolio. The purpose of this filing is to submit the 497(e) filing dated December 18, 2019 in XBRL for the Portfolio.

If you have any questions regarding this filing, please contact me, at 720-917-0785.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP